CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues
E-commerce	$ 420,552,177	$ 326,679,871	$ 170,204,545
Online advertising	134,229,255	155,049,818	145,444,790
Listing	21,022,504	14,293,184	19,772,181
Total revenues	575,803,936	496,022,873	335,421,516
Cost of revenues	(60,313,726)	(51,129,730)	(63,990,693)
Selling, general and administrative expenses	(475,445,516)	(366,341,900)	(226,142,936)
Other operating income	3,567,965	2,525,496	599,894
Income from operations	43,612,659	81,076,739	45,887,781
Interest income	1,167,005	1,316,203	1,082,287
Other income (loss), net	290,039	35,799	(1,185,121)
Investment income	271,501
Income before taxes and equity in affiliates	45,341,204	82,428,741	45,784,947
Income tax expense	(10,307,322)	(15,545,964)	(3,065,725)
Income before equity in affiliates	35,033,882	66,882,777	42,719,222
Loss from equity in affiliates	(227,977)	(223,389)	(69,194)
Net income	34,805,905	66,659,388	42,650,028
Less: Net income (loss) attributable to non-controlling interest	(524,184)	138,494	125,066
Net income attributable to Leju shareholders	$ 35,330,089	$ 66,520,894	$ 42,524,962
Earnings per share:
Basic (in dollars per share)	$ 0.26	$ 0.51	$ 0.35
Diluted (in dollars per share)	$ 0.26	$ 0.50	$ 0.35
Shares used in computation:
Basic (in shares)	134,528,971	129,320,666	120,000,000
Diluted (in shares)	136,223,974	132,502,100	120,000,000